Property And Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land	$ 1,169	$ 1,120	$ 1,214
Equipment	5,044	3,955	3,218
Furniture and fixtures	990	836	429
Computer hardware	1,269	338	228
Leasehold improvements	1,344	948	581
Construction in process	2,371	670	1,598
Property and equipment, gross	12,187	7,867	7,268
Less: accumulated depreciation	(3,363)	(2,057)	(979)
Property and equipment, net	$ 8,824	$ 5,810	$ 6,289